Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	(4.80%)	15.50%
Income tax benefit	$ 4.9	$ 7.8
Deferred tax benefit, economic transition adjustment			$ 23.5
Pillar 2 top-up tax charge	21.4
Release of discrete benefit	$ (21.4)